Share-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation
14.	SHARE-BASED COMPENSATION
At the Closing of the Business Combination, Holdings’ share-based compensation awards (as such terms are defined below) were converted into equity in Biote. Share information below has been converted from historical disclosure based on the equivalent shares received in the Business Combination.
Incentive Units
Holdings previously issued incentive units, which entitled the holder to participate in the net transaction proceeds from a change in control or qualifying liquidity event. Incentive units equivalent to 987,275 shares of Class V voting stock were vested as of December 31, 2021, and the Closing of the Business Combination triggered the vesting of the remaining incentive units equivalent to 6,356,178 shares of Class V voting stock. No compensation cost was recognized historically until the Closing of the Business Combination, and $50,026 of share-based compensation expense was recognized at Closing related to the incentive units. As of March 31, 2023, there are no incentive units outstanding.
Restricted Stock Units (Including Phantom Equity Rights)
Holdings also previously authorized the grant of phantom equity rights, which entitled the holder to participate in the net transaction proceeds from a change in control or qualifying liquidity event. For current employees, these awards vest quarterly over a period of one or two years after a change in control or qualifying liquidity event, and each holder is entitled to receive a stated percentage of the net transaction proceeds in excess of certain thresholds in accordance with the terms of their respective award agreement. Awards related to former employees vest at the time of a change in control or qualifying liquidity event, and each holder is entitled to receive a stated percentage of the net transaction proceeds in excess of certain thresholds or a maximum amount in accordance with the terms of their respective award agreement. The Closing of the Business Combination met the performance condition in the phantom equity rights. No compensation cost was recognized historically until the Closing of the Business Combination.
The phantom equity rights are equity-classified awards. The grant date fair value of the phantom equity rights was determined using a Monte-Carlo simulation. The significant assumptions used in valuation include the constant risk-free rate, constant volatility factor and the Geometric Brownian Motion.
At the Closing of the Business Combination, Holdings’ phantom equity rights related to former employees vested, and we recognized share-based compensation expense of $4,339 related to these awards with an offsetting increase to equity based on the awards’ grant-date fair value. At Closing, the Company exercised its option to settle the awards for cash in the amount of $7,250.
At the Closing of the Business Combination, Holdings’ phantom equity rights related to current employees were replaced with 3,887,750 restricted stock units (“RSUs”) of Biote. The RSUs will continue to vest according to their original terms, quarterly over a period of one or two years after the Closing of the Business Combination.
Since the Closing of the Business Combination, the Company continues to grant RSUs to certain employees under the
2022 Equity Incentive Plan
adopted on May 26, 2022. New RSUs issued are valued at the Company’s stock price on the date of grant. The following table summarizes RSU activity during the three months ended March 31, 2023:

	Shares	Weighted- Average Grant-Date Fair Value
RSUs outstanding at December 31, 2022	1,622,840	$9.41
Vested	(426,208)	$9.93

RSUs outstanding at March 31, 2023	1,196,632	$9.23

The Company recognized share-based compensation expense of $1,264 during the three months ended March 31, 2023, related to RSUs. As of March 31, 2023, there was $2,424 of unrecognized share-based compensation expense related to unvested RSUs. This expense is expected to be recognized over a weighted-average remaining vesting period of 0.9 years.
Stock Options
Subsequent to the Closing of the Business Combination, the Company began to grant stock options to certain employees, directors, and consultants under the
2022 Equity Incentive Plan
adopted on May 26, 2022. The following table summarizes stock option activity during the three months ended March 31, 2023:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)
Options outstanding at December 31, 2022	5,042,628	$3.86	9.5
Granted	185,900	$4.13
Exercised	(105,049)	$4.00
Forfeited	(97,200)	$3.81

Options outstanding at March 31, 2023	5,026,279	$3.87	9.4

Options exercisable at March 31, 2023	68,925	$4.10	9.7

The Company recognized share-based compensation expense of $906 during the three months ended March 31, 2023 related to stock options. As of March 31, 2023, there was $9,509 of unrecognized share-based compensation expense related to unvested stock options. This expense is expected to be recognized over a weighted-average remaining vesting period of 3.2 years.
The weighted-average assumptions used to estimate the fair value of stock options granted during the three months ended March 31, 2023 were as follows:

Expected term (in years)	5.9
Volatility	66.3%
Risk-free rate	3.6%
Dividend yield	0.0%

14.	SHARE-BASED COMPENSATION
At the Closing of the Business Combination, Holdings’ share-based compensation awards (as such terms are defined below) were converted into equity in Biote. Share information below has been converted from historical disclosure based on the equivalent shares received in the Business Combination.

Incentive Units
Holdings previously issued incentive units, which entitled the holder to participate in the net transaction proceeds from a change in control or qualifying liquidity event. Incentive units equivalent to 987,275 shares of Class V voting stock were vested as of December 31, 2021, and the Closing of the Business Combination triggered the vesting of the remaining incentive units equivalent to 6,356,178 shares of Class V voting stock. No compensation cost was recognized historically until the Closing of the Business Combination, and $50,026 of share-based compensation expense was recognized at Closing related to the incentive units. As of December 31, 2022, there are no incentive units outstanding.
Restricted Stock Units (Including Phantom Equity Rights)
Holdings also previously authorized the grant of phantom equity rights, which entitled the holder to participate in the net transaction proceeds from a change in control or qualifying liquidity event. For current employees as of the Closing Date, these awards vest quarterly over a period of one or two years after a change in control or qualifying liquidity event, and each holder is entitled to receive a stated percentage of the net transaction proceeds in excess of certain thresholds in accordance with the terms of their respective award agreement. Awards related to former employees vest at the time of a change in control or qualifying liquidity event, and each holder is entitled to receive a stated percentage of the net transaction proceeds in excess of certain thresholds or a maximum amount in accordance with the terms of their respective award agreement. The Closing of the Business Combination met the performance condition in the phantom equity rights. No compensation cost was recognized historically until the Closing of the Business Combination.
The phantom equity rights are equity-classified awards. The grant date fair value of the phantom equity rights was determined using a Monte-Carlo simulation. The significant assumptions used in valuation include the constant risk-free rate, constant volatility factor and the Geometric Brownian Motion.
At the Closing of the Business Combination, Holdings’ phantom equity rights related to former employees vested, and we recognized share-based compensation expense of $4,339 related to these awards with an offsetting increase to equity based on the awards’ grant-date fair value. At Closing, the Company exercised its option to settle the awards for cash in the amount of $7,250.
At the Closing of the Business Combination, Holdings’ phantom equity rights related to current employees were replaced with 3,887,750 restricted stock units (“RSUs”) of Biote. The RSUs will continue to vest according to their original terms, quarterly over a period of one or two years after the Closing of the Business Combination.
Since the Closing of the Business Combination, the Company continues to grant RSUs to certain employees under the
2022 Equity Incentive Plan
adopted on May 26, 2022. New RSUs issued are valued at the Company’s stock price on the date of grant. The following table summarizes RSU activity during the year ended December 31, 2022:

	Shares	Weighted- Average Grant-Date Fair Value
RSUs outstanding at December 31, 2021	3,887,750	$8.85
Granted	85,040	$4.00
Forfeited	(296,250)	$8.71
Vested	(2,053,700)	$8.24

RSUs outstanding at December 31, 2022	1,622,840	$9.41

The Company recognized share-based compensation expense of $26,647 during the year ended December 31, 2022, related to RSUs, which included a cumulative catch-up
of unrecognized share-based compensation expense

for service provided from the grant date to the Closing of the Business Combination. As of December 31, 2022, there was $3,688 of unrecognized share-based compensation expense related to unvested RSUs. This expense is expected to be recognized over a weighted-average remaining vesting period of 1.0 year.
Stock Options
Subsequent to the Closing of the Business Combination, the Company began to grant stock options to certain employees, directors, and consultants under the
2022 Equity Incentive Plan
adopted on May 26, 2022. The following table summarizes stock option activity during the year ended December 31, 2022:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)
Options outstanding at December 31, 2021	—	$—	—
Granted	5,165,328	$3.86
Forfeited	(122,700)	$3.73

Options outstanding at December 31, 2022	5,042,628	$3.86	9.5

Options exercisable December 31, 2022	131,461	$3.99	2.1

The Company recognized share-based compensation expense of $1,168 during the year ended December 31, 2022 related to stock options. As of December 31, 2022, there was $10,156 of unrecognized share-based compensation expense related to unvested stock options. This expense is expected to be recognized over a weighted-average remaining vesting period of 3.4 years.
The weighted-average assumptions used to estimate the fair value of stock options granted during the year ended December 31, 2022 were as follows:

Expected term (in years)	6.0
Volatility	60.0%
Risk-free rate	3.5%
Dividend yield	0.0%